Related Party Transactions	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Related Party Transactions [Text Block]
Note 3	Related Party Transactions

The Company’s Chairman is the Chairman and founding shareholder of Mitel Networks Corporation (“Mitel”). On July 31, 2008 the Company entered into a source code license agreement whereby the Company licensed to Mitel the source code for the Your Assistant product in consideration of a payment of $650,000. Associated with the agreement are ongoing license fees to be paid by Mitel of $13.50 per copy deployed, declining to $9.00 per copy deployed after two years and declining from $9.00 to nil after four years. In addition, the agreement provides Mitel with a first right to match any third party offer to purchase the source code software and related intellectual property. The Company’s software license revenue for the three months ended July 31, 2011, pursuant to the terms of these agreements, was $108,642 (2010 - $152,745), respectively. As at July 31, 2011, the Company had an accounts receivable balance from Mitel of $82,431 (April 30, 2011 - $176,162).

During the three months ended July 31, 2011, the Company through its wholly owned subsidiary, FirstHand Technologies Inc., paid $21,030 (2010 - $19,365) to Kanata Research Park Corporation (“KRP”) for leased office space. KRP is controlled by the Company’s Chairman.

In connection with a private placement on June 14, 2011, Wesley Clover converted all of their outstanding convertible debentures of the Company in the aggregate principal amount of $490,750 to 358,211 shares of common stock concurrent with the closing of the private placement. In addition, the Company entered into a warrant exercise agreement with Wesley Clover to exercise 833,334 warrants at an exercise price of $0.90 per share Wesley Clover acquired on October 29, 2009, on or before July 30, 2011, prior to the expiry of the warrants on October 29, 2011. Subsequent to year end, Wesley Clover exercised 833,334 warrants at the original exercise price of $0.90 per share (Note 11).

The above transactions are in the normal course of operations and are recorded at amounts established and agreed to between the related parties.

Note 5	Related Party Transactions

The Company’s Chairman is the Chairman and founding shareholder of Mitel Networks Corporation (“Mitel”). On July 31, 2008 the Company entered into a source code license agreement whereby the Company licensed to Mitel the source code for the Your Assistant product in consideration of a payment of $650,000. Associated with the agreement are ongoing license fees to be paid by Mitel of $13.50 per copy deployed, declining to $9.00 per copy deployed after two years and declining from $9.00 to nil after four years. In addition, the agreement provides Mitel with a first right to match any third party offer to purchase the source code software and related intellectual property. The Company’s software license revenue for the year ended April 30, 2011, pursuant to the terms of these agreements, was $525,968 (2010 - $560,636).

As at April 30, 2011, the Company had an accounts receivable balance from Mitel of $114,369 (April 30, 2010 - $170,802).

During the year ended April 30, 2011, the Company provided consulting services totalling $15,176 (2010 - $nil) to Wesley Clover, a company controlled by the Chairman of the Company.

During the year ended April 30, 2011, the Company through its wholly owned subsidiary, CounterPath Technologies Inc., paid $84,121 (2010 - $79,500) to Kanata Research Park Corporation (“KRP”) for leased office space. KRP is controlled by the Company’s Chairman.

In connection with a non-brokered private placement which closed on October 29, 2010, the Company issued a convertible debenture in the principal amount of $490,750 (CDN$500,000) to Wesley Clover, a company controlled by the Chairman of the Company. The debenture is convertible by the holder at any time prior to maturity, in whole or in part into common shares of the Company at a conversion price of $1.37 per share. The convertible debenture is unsecured, bearing interest at the prime bank rate as quoted by the Bank of Montreal with interest payable monthly and maturing on July 30, 2012. During the year ended April 30, 2011, the Company paid interest of $7,381 to Wesley Clover towards interest on convertible debentures.

In connection with a non-brokered private placement of 3,333,334 units which closed on October 29, 2009, Wesley Clover Corporation, a company controlled by the Chairman of the Company, purchased 1,666,667 units, at a price of $0.56 (CDN$0.60) per unit, for aggregate proceeds of $933,881 (CDN$1,000,000). Each unit consisted of one share of common stock and one-half of one non-transferable common share purchase warrant. Each whole warrant entitles the holder to purchase one share of common stock at a price of $0.90 for a period of two years from the closing of the private placement.

In addition, the Company entered into warrant exercise agreements with Wesley Clover to exercise 833,334 warrants at an exercise price of $0.90 per share Wesley Clover acquired on October 29, 2009, on or before July 30, 2011, prior to the expiry of the warrants on October 29, 2011. In the event that Wesley Clover does not exercise all of the warrants on or before August 31, 2011, a default amount of $250,000 will be immediately due and payable to the Company and will incur interest at the rate of 2% per month (on a pro-rata basis) on the default amount until the default amount is paid in full.

The above transactions are in the normal course of operations and are recorded at amounts established and agreed to between the related parties.